Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment reportingUnit	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant Accounting Policies [Line Items]
Net gain (loss) on foreign currency transactions	$ (5,800)	$ 2,700	$ (9,000)
Number of operating segments | segment	1
Number of reporting units | reportingUnit	1
Standard product warranty term	1 year
Cost of sales	$ 731,623	756,955	800,837
Advertising costs	11,500	15,800	13,500
Deductions from allowance	$ (10,552)	0	(6,049)
Patents | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	20 years
Shipping and Handling | Sales and Marketing Expense
Significant Accounting Policies [Line Items]
Cost of sales	$ 32,400	$ 34,400	$ 31,700